Commitments	12 Months Ended
Nov. 30, 2011
Commitments

NOTE 6 – Commitments

Ship Commitments

At November 30, 2011, we had 10 ships under contract for construction with an aggregate passenger capacity of 31,987. The estimated total cost of these ships is $6.6 billion, which includes the contract prices with the shipyards, design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. We have paid $0.5 billion through November 30, 2011 and anticipate paying $1.8 billion, $1.1 billion, $1.4 billion, $1.2 billion and $0.5 billion of the remaining estimated total costs in fiscal 2012, 2013, 2014, 2015 and 2016, respectively.

Operating Leases, Port Facilities and Other Commitments

Rent expense under our operating leases, primarily for office and warehouse space, was $59 million, $61 million and $54 million in fiscal 2011, 2010 and 2009, respectively. At November 30, 2011, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2012	2013	2014	2015	2016	Thereafter	Total
Operating leases	$41	$39	$34	$31	$28	$180	$353
Port facilities and other	120	118	104	101	103	743	1,289

	$161	$157	$138	$132	$131	$923	$1,642